Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.0%
		Brazil: 3.5%
600,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	$ 589,320	0.4
1,590,000	(1),(2)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,521,431	0.9
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,287,356	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,115,705	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,182,500	0.7
			5,696,312	3.5

		Chile: 3.6%
1,250,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	1,366,650	0.8
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,266,714	0.8
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	862,324	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,071,883	1.3
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	314,022	0.2
			5,881,593	3.6

		China: 2.1%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,974,575	1.2
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,419,780	0.9
			3,394,355	2.1

		Colombia: 0.9%
1,250,000		Ecopetrol SA, 6.875%, 04/29/2030	1,441,875	0.9

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,022,000	0.6

		Indonesia: 4.7%
1,000,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,052,563	0.7
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	758,807	0.5
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,049,953	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,163,372	0.7
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	792,045	0.5
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,112,120	1.3
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	631,250	0.4
			7,560,110	4.7

		Kazakhstan: 1.6%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,087,400	0.7
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	584,602	0.3
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	948,368	0.6
			2,620,370	1.6

		Kuwait: 0.4%
600,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	571,800	0.4

		Malaysia: 2.1%
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	954,772	0.6
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,412,548	1.5
			3,367,320	2.1

		Mexico: 4.7%
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	470,720	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,034,155	0.6
1,250,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	1,273,125	0.8
450,000		Petroleos Mexicanos, 4.500%, 01/23/2026	393,462	0.2
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	248,446	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	903,990	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	436,720	0.3
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	385,315	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,207,622	0.7
1,600,000	(1)	Petroleos Mexicanos, 6.950%, 01/28/2060	1,232,192	0.8
			7,585,747	4.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Panama: 1.8%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	$ 1,144,305	0.7
1,500,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,761,442	1.1
			2,905,747	1.8

		Peru: 1.9%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	505,545	0.3
500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	511,160	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	511,160	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	278,390	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,175,595	0.8
			2,981,850	1.9

		Russia: 1.3%
1,250,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,389,419	0.8
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	782,812	0.5
			2,172,231	1.3

		Saudi Arabia: 0.9%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,418,188	0.9

		Singapore: 0.5%
975,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	836,571	0.5

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,005,000	0.6

		United Arab Emirates: 0.7%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	737,438	0.4
475,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	454,252	0.3
			1,191,690	0.7

		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	28,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	52,500	0.1
			80,500	0.1

	Total Corporate Bonds/Notes
	(Cost $50,712,728)		51,733,259	32.0

SOVEREIGN BONDS: 66.6%
		Angola: 0.7%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	620,250	0.4
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	452,298	0.3
			1,072,548	0.7

		Argentina: 1.9%
2,000,000	(4)	Argentine Republic Government International Bond, 6.625%, 07/06/2028	804,120	0.5
2,000,000	(4)	Argentine Republic Government International Bond, 6.875%, 01/26/2027	811,500	0.5
1,500,000	(4)	Argentine Republic Government International Bond, 7.125%, 07/06/2036	589,208	0.3
1,500,000	(4)	Argentine Republic Government International Bond, 7.500%, 04/22/2026	614,535	0.4
701,019	(4)	Argentine Republic Government International Bond, 8.280%, 12/31/2033	321,084	0.2
			3,140,447	1.9

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	533,915	0.3

		Bahrain: 1.4%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,283,400	1.4

		Belarus: 0.4%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	671,174	0.4

		Colombia: 3.7%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	494,688	0.3
2,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	2,014,000	1.3
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,971,891	1.2
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	621,250	0.4
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	840,801	0.5
			5,942,630	3.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Costa Rica: 1.5%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	$ 1,044,609	0.7
1,500,000		Costa Rica Government International Bond, 6.125%, 02/19/2031	1,300,875	0.8
			2,345,484	1.5

		Croatia: 0.3%
500,000		Croatia Government International Bond, 5.500%, 04/04/2023	551,605	0.3

		Dominican Republic: 4.9%
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,522,717	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	771,484	0.5
2,000,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,727,000	1.1
1,500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,514,340	0.9
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	789,116	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,577,340	1.0
			7,901,997	4.9

		Ecuador: 1.0%
650,000		Ecuador Government International Bond, 7.775%, 01/23/2028	269,756	0.2
1,000,000		Ecuador Government International Bond, 8.875%, 10/23/2027	423,750	0.3
500,000		Ecuador Government International Bond, 10.650%, 01/31/2029	207,625	0.1
500,000	(1)	Ecuador Government International Bond, 10.650%, 01/31/2029	207,625	0.1
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	490,000	0.3
			1,598,756	1.0

		Egypt: 4.0%
750,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	757,500	0.5
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,051,603	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,124,145	0.7
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	686,963	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,722,726	1.1
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,089,913	0.7
			6,432,850	4.0

		El Salvador: 0.5%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	862,510	0.5

		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	447,983	0.3

		Ghana: 2.8%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,739,572	1.1
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	1,820,000	1.1
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	909,062	0.6
			4,468,634	2.8

		Honduras: 0.6%
500,000		Honduras Government International Bond, 5.625%, 06/24/2030	509,750	0.3
500,000		Honduras Government International Bond, 6.250%, 01/19/2027	534,750	0.3
			1,044,500	0.6

		Hungary: 0.5%
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	840,516	0.5

		Indonesia: 4.4%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	544,161	0.3
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	348,406	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,550,349	1.0
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	1,948,125	1.2
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,030,500	0.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Indonesia: (continued)
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	$ 1,633,545	1.0
			7,055,086	4.4

		Ivory Coast: 0.9%
1,452,500	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,435,936	0.9

		Jamaica: 1.9%
2,000,000		Jamaica Government International Bond, 7.875%, 07/28/2045	2,453,000	1.5
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	619,000	0.4
			3,072,000	1.9

		Jordan: 0.7%
1,200,000		Jordan Government International Bond, 5.850%, 07/07/2030	1,200,000	0.7

		Kazakhstan: 1.8%
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,969,472	1.8

		Kenya: 1.0%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	509,337	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	495,770	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	594,192	0.4
			1,599,299	1.0

		Lebanon: 0.5%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	378,000	0.3
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	360,460	0.2
			738,460	0.5

		Mexico: 1.7%
940,000		Mexico Government International Bond, 3.250%, 04/16/2030	932,433	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	754,339	0.4
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,089,375	0.7
			2,776,147	1.7

		Morocco: 0.2%
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	306,229	0.2

		Namibia: 0.3%
500,000		Namibia International Bonds, 5.500%, 11/03/2021	503,550	0.3

		Nigeria: 1.2%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	954,500	0.6
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	458,350	0.3
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	520,449	0.3
			1,933,299	1.2

		Oman: 1.2%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	467,875	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	748,000	0.5
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	651,557	0.4
			1,867,432	1.2

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	489,616	0.3

		Panama: 2.6%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	562,422	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	615,250	0.4
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,803,819	1.1
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,216,848	0.8
			4,198,339	2.6

		Paraguay: 1.3%
400,000		Paraguay Government International Bond, 4.625%, 01/25/2023	421,004	0.3
750,000	(2)	Paraguay Government International Bond, 5.000%, 04/15/2026	831,795	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Paraguay: (continued)
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	$ 761,667	0.5
			2,014,466	1.3

		Peru: 0.8%
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	534,250	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	790,897	0.5
			1,325,147	0.8

		Philippines: 1.6%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,040,031	0.7
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,499,656	0.9
			2,539,687	1.6

		Poland: 0.5%
750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	842,932	0.5

		Qatar: 2.3%
1,350,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,540,589	0.9
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	576,319	0.4
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	930,136	0.6
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	659,308	0.4
			3,706,352	2.3

		Romania: 1.1%
500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	532,458	0.3
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	472,500	0.3
750,000		Romanian Government International Bond, 6.750%, 02/07/2022	808,013	0.5
			1,812,971	1.1

		Russia: 3.1%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,359,790	0.9
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,282,504	1.4
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,322,500	0.8
			4,964,794	3.1

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	510,688	0.3

		South Africa: 1.9%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,859,960	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	436,155	0.3
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	755,387	0.5
			3,051,502	1.9

		Sri Lanka: 1.4%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	390,000	0.3
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,330,074	0.8
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	493,182	0.3
			2,213,256	1.4

		Turkey: 4.1%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	883,961	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	461,104	0.3
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	887,625	0.6
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,513,005	0.9
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,847,568	1.1
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,055,329	0.7
			6,648,592	4.1

		Ukraine: 2.5%
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	655,029	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Ukraine: (continued)
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	$ 442,980	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	357,608	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	361,398	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	363,792	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	361,985	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	362,194	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	361,641	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	234,551	0.2
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	571,289	0.4
			4,072,467	2.5

		Uruguay: 1.7%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,719,105	1.0
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	292,894	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	760,902	0.5
			2,772,901	1.7

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	78,125	0.1

		Zambia: 0.4%
750,000	(1)	Zambia Government International Bond, 8.500%, 04/14/2024	403,667	0.2
500,000	(1)	Zambia Government International Bond, 8.970%, 07/30/2027	264,280	0.2
			667,947	0.4

	Total Sovereign Bonds
	(Cost $115,175,630)		107,505,641	66.6

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%,01/31/2023	18,731	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		18,731	0.0

	Total Long-Term Investments
	(Cost $165,906,358)		159,257,631	98.6

SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.2%
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.6
971,514	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $971,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $990,944, due 07/31/20-07/01/50)	971,514	0.6

	Total Repurchase Agreements
	(Cost $1,971,514)		1,971,514	1.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
659,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
		(Cost $659,000)	659,000	0.4

	Total Short-Term Investments
	(Cost $2,630,514)		2,630,514	1.6

Total Investments in Securities (Cost $168,536,872)	$161,888,145	100.2
Liabilities in Excess of Other Assets	(332,713)	(0.2)
Net Assets	$161,555,432	100.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Fund held restricted securities with a fair value of $80,500 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	66.6%
Energy	16.5
Utilities	5.5
Basic Materials	4.3
Industrial	2.1
Financial	2.0
Communications	0.9
Consumer, Non-cyclical	0.7
U.S. Treasury Obligations	0.0
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$51,733,259	$–	$51,733,259
Sovereign Bonds	–	107,505,641	–	107,505,641
U.S. Treasury Obligations	–	18,731	–	18,731
Short-Term Investments	659,000	1,971,514	–	2,630,514
Total Investments, at fair value	$659,000	$161,229,145	$–	$161,888,145
Other Financial Instruments+
Forward Foreign Currency Contracts	–	264	–	264
Futures	46,582	–	–	46,582
Total Assets	$705,582	$161,229,409	$–	$161,934,991
Liabilities Table
Other Financial Instruments+
Futures	$(71,294)	$–	$–	$(71,294)
Total Liabilities	$(71,294)	$–	$–	$(71,294)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$28,000
Petroleos de Venezuela SA	7/25/2013	1,396,755	52,500
		$2,203,807	$80,500

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 50,114	Citibank N.A.	07/17/20	$264
				$264

At June 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	43	09/30/20	$9,495,609	$1,943
U.S. Treasury 5-Year Note	56	09/30/20	7,041,563	16,815
U.S. Treasury Long Bond	24	09/21/20	4,285,500	27,824
			$20,822,672	$46,582
Short Contracts:
U.S. Treasury 10-Year Note	(47)	09/21/20	(6,541,078)	(20,645)
U.S. Treasury Ultra 10-Year Note	(70)	09/21/20	(11,023,906)	(45,332)
U.S. Treasury Ultra Long Bond	(2)	09/21/20	(436,313)	(5,317)
			$(18,001,297)	$(71,294)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $168,640,937.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,866,497
Gross Unrealized Depreciation	(17,643,737)
Net Unrealized Depreciation	$(6,777,240)